TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.3%
Automotive	2.3%
BYD Co. Ltd. - Class H		118,400	$4,064,228
Cie Generale des Etablissements Michelin S.C.A.		290,198	9,559,131
Denso Corp.		404,460	5,576,290
			19,199,649
Banking	6.6%
Bank Rakyat Indonesia Persero Tbk PT		13,616,614	3,437,495
Credicorp Ltd.		29,627	5,431,222
DNB Bank ASA		313,687	6,262,582
Grupo Financiero Banorte S.A.B. de C.V., Series O		603,955	3,880,478
HDFC Bank Ltd. - ADR		110,753	7,072,686
KBC Group N.V.		124,693	9,627,829
PNC Financial Services Group (The), Inc.		58,369	11,256,462
Sumitomo Mitsui Trust Group, Inc.		366,019	8,550,033
			55,518,787
Biotechnology & Pharmaceuticals	6.3%
AstraZeneca PLC		46,910	6,147,504
CSL Ltd.		34,752	6,056,716
Gilead Sciences, Inc.		106,339	9,822,533
Merck & Co., Inc.		92,441	9,196,031
Novo Nordisk A/S - Class B		141,828	12,237,179
Roche Holding A.G. (Genusschein)		31,932	8,928,403
			52,388,366
Chemicals	2.2%
Air Liquide S.A.		59,111	9,608,233
Ecolab, Inc.		39,410	9,234,551
			18,842,784
Commercial Support Services	2.7%
Brambles Ltd.		635,695	7,570,237
Compass Group PLC		241,196	8,037,997
Recruit Holdings Co. Ltd.		96,164	6,684,159
			22,292,393
Construction Materials	0.8%
Sika A.G. - REG		29,592	7,060,862
Containers & Packaging	1.2%
Ball Corp.		121,797	6,714,669
Klabin S.A.		833,039	3,128,527
			9,843,196
Diversified Industrials	1.1%
Siemens A.G. - REG		46,925	9,150,129
E-Commerce Discretionary	1.0%
MercadoLibre, Inc.(a)		4,969	8,449,486
Electric Utilities	0.7%
Terna - Rete Elettrica Nazionale		753,643	5,955,156

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electrical Equipment	2.7%
Assa Abloy AB - Class B		221,791	$6,550,887
Rockwell Automation, Inc.		22,977	6,566,597
Trane Technologies PLC		25,015	9,239,290
			22,356,774
Engineering & Construction	0.9%
Quanta Services, Inc.		24,430	7,721,102
Entertainment Content	1.0%
Walt Disney (The) Co.		78,228	8,710,688
Food	3.0%
Kerry Group PLC - Class A		96,335	9,305,288
McCormick & Co., Inc. (Non Voting)		76,696	5,847,303
Nestle S.A. - REG		120,350	9,873,900
			25,026,491
Gas & Water Utilities	1.1%
American Water Works Co., Inc.		75,970	9,457,505
Health Care Facilities & Services	0.6%
Elevance Health, Inc.		13,740	5,068,686
Home Construction	1.0%
Daiwa House Industry Co. Ltd.		282,979	8,687,787
Household Products	2.9%
L'Oreal S.A.		28,664	10,150,076
Unilever PLC		243,394	13,836,328
			23,986,404
Industrial Intermediate Products	1.3%
Prysmian S.p.A.		168,154	10,761,248
Institutional Financial Services	2.9%
Bank of New York Mellon (The) Corp.		155,102	11,916,487
Intercontinental Exchange, Inc.		81,720	12,177,097
			24,093,584
Insurance	4.1%
AIA Group Ltd.		1,453,383	10,535,490
Allianz S.E. - REG		29,700	9,128,686
Aviva PLC		822,127	4,824,987
Travelers (The) Cos., Inc.		39,361	9,481,671
			33,970,834
Internet Media & Services	5.6%
Alphabet, Inc. - Class A		216,764	41,033,425
Spotify Technology S.A.(a)		13,745	6,149,238
			47,182,663
Leisure Facilities & Services	2.9%
Chipotle Mexican Grill, Inc.(a)		168,100	10,136,430
Marriott International, Inc. - Class A		30,520	8,513,249
Starbucks Corp.		61,818	5,640,892
			24,290,571

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Machinery	1.4%
Atlas Copco AB - Class A		396,603	$6,052,819
Kurita Water Industries Ltd.		156,883	5,464,504
			11,517,323
Medical Equipment & Devices	3.1%
Cochlear Ltd.		25,860	4,639,833
Edwards Lifesciences Corp.(a)		91,823	6,797,657
Hoya Corp.		50,470	6,263,645
Thermo Fisher Scientific, Inc.		15,801	8,220,154
			25,921,289
Real Estate Investment Trusts	1.3%
American Tower Corp.		29,970	5,496,798
Prologis, Inc.		53,058	5,608,230
			11,105,028
Real Estate Services	0.8%
Jones Lang LaSalle, Inc.(a)		26,782	6,779,596
Renewable Energy	0.8%
First Solar, Inc.(a)		36,014	6,347,107
Retail - Consumer Staples	2.1%
Jeronimo Martins SGPS S.A.		297,391	5,683,568
Target Corp.		87,443	11,820,545
			17,504,113
Retail - Discretionary	4.6%
Ferguson Enterprises, Inc.		39,514	6,875,993
Industria de Diseno Textil S.A.		139,207	7,157,968
Lululemon Athletica, Inc.(a)		25,810	9,870,002
TJX Cos. (The), Inc.		123,502	14,920,277
			38,824,240
Semiconductors	8.6%
Applied Materials, Inc.		38,577	6,273,778
Infineon Technologies A.G.		322,186	10,516,716
NVIDIA Corp.		289,770	38,913,213
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		83,292	16,449,337
			72,153,044
Software	11.2%
Adobe, Inc.(a)		24,524	10,905,332
Cadence Design Systems, Inc.(a)		22,935	6,891,050
Microsoft Corp.		109,052	45,965,418
Palo Alto Networks, Inc.(a)		34,754	6,323,838
SAP S.E.		36,483	8,973,880
ServiceNow, Inc.(a)		14,012	14,854,402
			93,913,920
Specialty Finance	2.4%
Visa, Inc. - Class A		63,110	19,945,284

TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Technology Hardware	4.8%
Apple, Inc.		121,540	$30,436,047
Cisco Systems, Inc.		167,226	9,899,779
			40,335,826
Technology Services	1.3%
Accenture PLC - Class A		31,356	11,030,727
Telecommunications	0.0%
Verizon Communications, Inc.		626	25,034
Transportation & Logistics	2.0%
Kuehne + Nagel International A.G. - REG		16,111	3,696,566
Union Pacific Corp.		27,425	6,253,997
United Parcel Service, Inc. - Class B		52,215	6,584,312
			16,534,875
TOTAL COMMON STOCKS (Cost $593,455,544)			831,952,551
SHORT-TERM INVESTMENTS	0.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		5,570,737	5,570,737
TOTAL SHORT-TERM INVESTMENTS (Cost $5,570,737)			5,570,737
TOTAL INVESTMENTS (Cost $599,026,281)	100.0%		837,523,288
NET OTHER ASSETS (LIABILITIES)	0.0%		282,471
NET ASSETS	100.0%		$837,805,759

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At December 31, 2024 the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	58.9%
Japan	4.9
Germany	4.6
United Kingdom	4.0
Switzerland	3.5
Ireland	3.5
France	3.4
Australia	2.2
Taiwan	2.0
Italy	2.0
All other countries less than 2%	11.0
Total	100.0%

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.2%
Aerospace & Defense	1.3%
Hexcel Corp.		7,571	$474,702
Apparel & Textile Products	2.0%
Deckers Outdoor Corp.(a)		3,466	703,910
Asset Management	3.2%
LPL Financial Holdings, Inc.		1,616	527,640
Stifel Financial Corp.		5,774	612,506
			1,140,146
Banking	5.8%
East West Bancorp, Inc.		9,878	945,917
Live Oak Bancshares, Inc.		10,943	432,796
Webster Financial Corp.		12,598	695,661
			2,074,374
Chemicals	4.2%
Avery Dennison Corp.		1,966	367,898
Ingevity Corp.(a)		9,536	388,592
Rogers Corp.(a)		2,893	293,958
Sensient Technologies Corp.		6,190	441,099
			1,491,547
Construction Materials	1.5%
Trex Co., Inc.(a)		8,028	554,173
Consumer Services	1.7%
Bright Horizons Family Solutions, Inc.(a)		5,370	595,264
Containers & Packaging	1.5%
AptarGroup, Inc.		3,386	531,941
E-Commerce Discretionary	0.9%
Etsy, Inc.(a)		6,320	334,265
Electric Utilities	1.1%
Ormat Technologies, Inc.		5,787	391,896
Electrical Equipment	4.0%
Allegion PLC		2,552	333,495
nVent Electric PLC		6,515	444,063
Trimble, Inc.(a)		9,120	644,419
			1,421,977
Engineering & Construction	4.5%
MYR Group, Inc.(a)		6,218	925,052
Tetra Tech, Inc.		17,409	693,574
			1,618,626
Food	2.9%
Darling Ingredients, Inc.(a)		6,009	202,443
Lamb Weston Holdings, Inc.		7,624	509,512
McCormick & Co., Inc. (Non Voting)		4,286	326,765
			1,038,720

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Gas & Water Utilities	0.5%
Essential Utilities, Inc.		5,370	$195,038
Health Care Facilities & Services	4.4%
Encompass Health Corp.		5,929	547,543
ICON PLC(a)		3,155	661,635
Quest Diagnostics, Inc.		2,321	350,146
			1,559,324
Household Products	0.8%
elf Beauty, Inc.(a)		2,235	280,604
Industrial Intermediate Products	1.8%
Valmont Industries, Inc.		2,112	647,687
Insurance	4.5%
Hanover Insurance Group (The), Inc.		4,078	630,704
Palomar Holdings, Inc.(a)		3,621	382,341
Reinsurance Group of America, Inc.		2,840	606,709
			1,619,754
Leisure Facilities & Services	3.2%
Domino's Pizza, Inc.		1,527	640,974
InterContinental Hotels Group PLC - ADR		4,158	519,417
			1,160,391
Leisure Products	0.9%
YETI Holdings, Inc.(a)		8,014	308,619
Machinery	4.8%
Lincoln Electric Holdings, Inc.		2,968	556,411
Middleby (The) Corp.(a)		4,442	601,669
MSA Safety, Inc.		3,426	567,928
			1,726,008
Medical Equipment & Devices	7.1%
Exact Sciences Corp.(a)		4,496	252,630
Merit Medical Systems, Inc.(a)		9,070	877,250
Omnicell, Inc.(a)		11,973	533,038
Penumbra, Inc.(a)		2,960	702,941
TransMedics Group, Inc.(a)		2,968	185,055
			2,550,914
Publishing & Broadcasting	1.9%
New York Times (The) Co. - Class A		12,887	670,768
Real Estate Investment Trusts	4.0%
Camden Property Trust		2,423	281,165
CubeSmart		7,638	327,288
EastGroup Properties, Inc.		2,867	460,125
Federal Realty Investment Trust		3,270	366,077
			1,434,655
Real Estate Services	2.6%
Jones Lang LaSalle, Inc.(a)		3,608	913,329

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Percentage of Net Assets	Shares	Value
Renewable Energy	1.0%
First Solar, Inc.(a)		1,966	$346,488
Retail - Consumer Staples	1.6%
BJ's Wholesale Club Holdings, Inc.(a)		6,515	582,115
Retail - Discretionary	5.3%
Burlington Stores, Inc.(a)		3,310	943,548
Freshpet, Inc.(a)		3,963	586,960
Ulta Beauty, Inc.(a)		848	368,821
			1,899,329
Semiconductors	3.9%
Allegro MicroSystems, Inc.(a)		21,555	471,193
IPG Photonics Corp.(a)		5,317	386,652
SiTime Corp.(a)		2,517	539,972
			1,397,817
Software	8.4%
Confluent, Inc. - Class A(a)		12,793	357,692
CyberArk Software Ltd.(a)		3,324	1,107,391
Dynatrace, Inc.(a)		14,476	786,771
Paylocity Holding Corp.(a)		3,781	754,196
			3,006,050
Specialty Finance	2.7%
Ally Financial, Inc.		8,014	288,584
Jack Henry & Associates, Inc.		3,950	692,435
			981,019
Transportation & Logistics	1.8%
JB Hunt Transport Services, Inc.		3,755	640,828
Transportation Equipment	1.4%
Westinghouse Air Brake Technologies Corp.		2,698	511,514
TOTAL COMMON STOCKS (Cost $31,192,888)			34,803,792
SHORT-TERM INVESTMENTS	2.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.29%(b)		964,708	964,708
TOTAL SHORT-TERM INVESTMENTS (Cost $964,708)			964,708
TOTAL INVESTMENTS (Cost $32,157,596)	99.9%		35,768,500
NET OTHER ASSETS (LIABILITIES)	0.1%		22,887
NET ASSETS	100.0%		$35,791,387

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

At December 31, 2024 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Industrials	21.4%
Financials	16.2
Information Technology	13.8
Consumer Discretionary	12.3
Health Care	11.5
Consumer Staples	7.0
Real Estate	6.6
Materials	4.9
Communication Services	1.9
Utilities	1.6
Total	97.2%